Schedule of Investments (unaudited)	iShares® BBB Rated Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$18	$14,738
5.40%, 10/01/48 (Call 04/01/48)	10	9,325
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	22	18,364
		42,427
Aerospace & Defense — 2.8%
Boeing Co. (The)
5.04%, 05/01/27 (Call 03/01/27)	95	94,277
5.15%, 05/01/30 (Call 02/01/30)	80	79,421
5.71%, 05/01/40 (Call 11/01/39)(a)	47	46,214
5.81%, 05/01/50 (Call 11/01/49)	55	53,862
5.93%, 05/01/60 (Call 11/01/59)	35	34,034
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	49	47,609
5.05%, 04/27/45 (Call 10/27/44)	5	4,618
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	65	61,194
4.03%, 10/15/47 (Call 04/15/47)	43	36,029
5.25%, 05/01/50 (Call 11/01/49)	20	19,898
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	35	23,017
4.13%, 11/16/28 (Call 08/16/28)	100	96,683
4.15%, 05/15/45 (Call 11/16/44)	25	21,106
4.50%, 06/01/42	60	54,743
4.63%, 11/16/48 (Call 05/16/48)	30	27,316
		700,021
Agriculture — 2.1%
Altria Group Inc.
3.70%, 02/04/51 (Call 08/04/50)	25	16,173
4.40%, 02/14/26 (Call 12/14/25)	41	40,586
4.50%, 05/02/43	25	19,585
4.80%, 02/14/29 (Call 11/14/28)	69	67,451
5.80%, 02/14/39 (Call 08/14/38)	25	24,130
5.95%, 02/14/49 (Call 08/14/48)	50	46,315
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	15	11,929
3.22%, 08/15/24 (Call 06/15/24)	56	54,377
3.56%, 08/15/27 (Call 05/15/27)	50	45,941
4.39%, 08/15/37 (Call 02/15/37)	40	31,626
4.54%, 08/15/47 (Call 02/15/47)	50	35,689
4.74%, 03/16/32 (Call 12/16/31)	15	13,713
5.65%, 03/16/52 (Call 09/16/51)	30	25,815
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	8	6,704
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	82	80,604
		520,638
Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	68	67,704

Apparel — 0.1%
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	10	9,415
2.95%, 04/23/30 (Call 01/23/30)(a)	15	12,389
		21,804
Auto Manufacturers — 1.9%
General Motors Co.
6.25%, 10/02/43	25	23,601
6.60%, 04/01/36 (Call 10/01/35)	30	30,448
6.75%, 04/01/46 (Call 10/01/45)	25	24,798
Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	$135	$121,196
2.35%, 02/26/27 (Call 01/26/27)	85	76,027
2.35%, 01/08/31 (Call 10/08/30)	50	39,060
3.80%, 04/07/25	42	40,588
5.00%, 04/09/27 (Call 03/09/27)	42	41,242
5.85%, 04/06/30 (Call 02/06/30)	25	24,757
6.05%, 10/10/25	60	60,387
		482,104
Auto Parts & Equipment — 0.3%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)(a)	30	18,050
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	10	8,510
4.15%, 05/01/52 (Call 11/01/51)	11	8,042
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	26	23,798
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	7	6,025
		64,425
Banks — 5.9%
Barclays PLC, 2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(b)	200	158,705
Citigroup Inc.
3.88%, 03/26/25	36	34,977
4.45%, 09/29/27	70	67,247
4.60%, 03/09/26	34	33,120
4.75%, 05/18/46	35	29,516
6.63%, 06/15/32	35	36,972
6.68%, 09/13/43	19	20,236
Deutsche Bank AG, 6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(b)	150	147,531
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	71	69,702
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(b)	15	13,965
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(b)	20	20,101
8.25%, 03/01/38	10	11,256
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	37	35,905
5.15%, 05/22/45	45	41,430
6.75%, 10/01/37	90	96,018
HSBC Holdings PLC, 6.50%, 05/02/36	100	103,290
KeyCorp, 4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(b)	43	37,152
Morgan Stanley
3.95%, 04/23/27	68	64,627
5.00%, 11/24/25	65	64,791
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	50	46,157
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	75	71,207
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(b)	39	38,434
Wells Fargo & Co.
4.30%, 07/22/27	80	77,015
4.75%, 12/07/46	50	42,229
4.90%, 11/17/45	60	52,280
5.61%, 01/15/44	33	31,516
Westpac Banking Corp.
2.96%, 11/16/40	25	16,585
3.13%, 11/18/41	15	10,163
		1,472,127
Beverages — 0.6%
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	38	36,500

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.75%, 05/01/50 (Call 11/01/49)	$22	$16,846
4.75%, 05/09/32 (Call 02/09/32)(a)	18	17,556
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	43	35,671
3.35%, 03/15/51 (Call 09/15/50)	30	20,994
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	25	20,186
5.00%, 05/01/42	10	9,260
		157,013
Biotechnology — 3.5%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	130	119,038
2.30%, 02/25/31 (Call 11/25/30)	150	124,842
2.77%, 09/01/53 (Call 03/01/53)	64	39,123
2.80%, 08/15/41 (Call 02/15/41)	95	66,580
3.63%, 05/22/24 (Call 02/22/24)	19	18,648
4.40%, 05/01/45 (Call 11/01/44)	50	42,341
4.66%, 06/15/51 (Call 12/15/50)	75	65,897
5.75%, 03/02/63 (Call 09/02/62)	35	34,635
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	27	26,606
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	25	20,955
3.15%, 05/01/50 (Call 11/01/49)	11	7,388
3.25%, 02/15/51 (Call 08/15/50)	23	15,712
4.05%, 09/15/25 (Call 06/15/25)	37	36,074
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	70	57,105
3.50%, 02/01/25 (Call 11/01/24)	36	35,058
4.75%, 03/01/46 (Call 09/01/45)	40	37,431
4.80%, 04/01/44 (Call 10/01/43)	40	37,537
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	7	5,639
2.80%, 09/15/50 (Call 03/15/50)	15	9,536
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	37	33,451
1.75%, 09/02/27 (Call 07/02/27)	43	37,121
3.30%, 09/02/40 (Call 03/02/40)	20	14,043
3.55%, 09/02/50 (Call 03/02/50)(a)	10	6,660
		891,420
Building Materials — 0.7%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	56	51,322
3.58%, 04/05/50 (Call 10/05/49)	38	27,238
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	19	15,350
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	15	10,259
3.50%, 12/15/27 (Call 09/15/27)	60	56,813
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	19	17,157
4.50%, 06/15/47 (Call 12/15/46)	7	6,007
		184,146
Chemicals — 2.0%
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	31	30,402
Celanese U.S. Holdings LLC
5.90%, 07/05/24	18	17,978
6.17%, 07/15/27 (Call 06/15/27)	15	15,097
6.33%, 07/15/29 (Call 05/15/29)	22	22,149
CF Industries Inc., 5.38%, 03/15/44	15	13,154
Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	$63	$52,420
3.60%, 11/15/50 (Call 05/15/50)	35	25,383
4.38%, 11/15/42 (Call 05/15/42)	35	29,325
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	20	19,874
5.42%, 11/15/48 (Call 05/15/48)	35	34,287
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)(a)	19	18,383
4.65%, 10/15/44 (Call 04/15/44)	15	12,464
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	11	9,751
4.50%, 10/01/49 (Call 04/01/49)	5	3,895
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	10	7,583
5.00%, 09/26/48 (Call 03/26/48)	5	4,154
LYB International Finance III LLC
3.80%, 10/01/60 (Call 04/01/60)	25	16,484
4.20%, 05/01/50 (Call 11/01/49)	35	26,110
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	30	28,715
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	22	19,251
3.95%, 05/13/50 (Call 11/13/49)	15	11,322
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)(a)	53	50,351
4.50%, 06/01/47 (Call 12/01/46)	25	21,330
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	15	12,771
		502,633
Commercial Services — 0.8%
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	22	18,574
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	18	14,344
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	95	84,640
3.20%, 08/15/29 (Call 05/15/29)	20	17,456
4.15%, 08/15/49 (Call 02/15/49)	25	18,270
Moody’s Corp., 3.75%, 02/25/52 (Call 08/25/51)	20	15,562
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	37	35,504
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)	10	7,150
		211,500
Computers — 2.0%
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(c)	25	16,034
5.25%, 02/01/28 (Call 01/01/28)	60	60,323
6.02%, 06/15/26 (Call 03/15/26)	90	92,069
8.10%, 07/15/36 (Call 01/15/36)	10	11,579
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	15	14,517
4.90%, 10/15/25 (Call 07/15/25)	58	57,626
6.35%, 10/15/45 (Call 04/15/45)	15	15,282
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	30	28,288
2.65%, 06/17/31 (Call 03/17/31)	20	16,142
4.75%, 01/15/28 (Call 12/15/27)	60	59,191
6.00%, 09/15/41(a)	20	19,914
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	18	15,423
2.70%, 10/15/28 (Call 08/15/28)	10	8,250
4.10%, 10/15/41 (Call 04/15/41)	10	6,428
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	26	23,743

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	$55	$51,287
		496,096
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24 (Call 09/29/24)	150	140,890
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	46	44,383
2.10%, 09/01/28 (Call 07/01/28)	65	53,692
2.20%, 01/15/27 (Call 12/15/26)	30	26,453
2.88%, 01/15/26 (Call 12/15/25)(a)	37	34,376
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	25	23,543
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	25	19,942
4.75%, 06/09/27 (Call 05/09/27)(a)	31	28,968
8.00%, 11/01/31	20	20,845
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	75	70,320
3.75%, 03/09/27 (Call 02/09/27)	100	93,638
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	10	7,507
4.10%, 06/15/51 (Call 12/15/50)	10	5,968
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	80	74,610
Jefferies Financial Group Inc., 6.25%, 01/15/36	15	15,359
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	25	19,438
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	25	19,705
3.25%, 04/28/50 (Call 10/28/49)(a)	25	17,050
Nomura Holdings Inc., 1.85%, 07/16/25	200	183,806
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	27	19,288
4.50%, 07/23/25 (Call 04/24/25)	36	33,479
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	37	32,828
		986,088
Electric — 5.1%
AEP Texas Inc.
5.25%, 05/15/52 (Call 11/15/51)	10	9,435
Series I, 2.10%, 07/01/30 (Call 04/01/30)	15	12,292
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	10	8,008
American Electric Power Co. Inc., 5.95%, 11/01/32 (Call 08/01/32)	15	15,679
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	12	11,488
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	15	14,489
5.80%, 03/01/33 (Call 12/01/32)	15	15,423
6.25%, 10/01/39	5	5,173
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	19	13,995
Series C, 3.38%, 04/01/30 (Call 01/01/30)	60	53,765
DTE Energy Co., Series C, 2.53%, 10/01/24(d)	27	25,957
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	80	67,092
3.50%, 06/15/51 (Call 12/15/50)	25	17,666
3.75%, 04/15/24 (Call 01/15/24)	39	38,383
3.75%, 09/01/46 (Call 03/01/46)	33	24,772
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	15	15,934
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	19	15,138
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	25	20,401
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	70	65,040
Security	Par (000)	Value

Electric (continued)
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	$54	$52,600
4.05%, 04/15/30 (Call 01/15/30)	26	24,393
4.70%, 04/15/50 (Call 10/15/49)	20	17,359
5.15%, 03/15/28 (Call 02/15/28)	83	83,368
5.60%, 03/15/53 (Call 09/15/52)	15	14,822
Georgia Power Co.
5.13%, 05/15/52 (Call 11/15/51)(a)	25	23,887
Series A, 3.25%, 03/15/51 (Call 09/15/50)	25	17,313
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	100	83,106
4.20%, 06/20/24	39	38,451
4.45%, 06/20/25	27	26,714
5.25%, 02/28/53 (Call 08/28/52)	20	18,917
Pacific Gas and Electric Co.
3.25%, 06/01/31 (Call 03/01/31)	50	41,405
3.50%, 08/01/50 (Call 02/01/50)(a)	25	15,580
4.00%, 12/01/46 (Call 06/01/46)	25	16,964
4.55%, 07/01/30 (Call 01/01/30)	45	41,078
4.95%, 07/01/50 (Call 01/01/50)	35	27,279
6.75%, 01/15/53 (Call 07/15/52)	18	17,600
Public Service Enterprise Group Inc.
2.45%, 11/15/31 (Call 08/15/31)	12	9,754
5.85%, 11/15/27 (Call 10/15/27)	31	32,016
Sempra Energy
3.40%, 02/01/28 (Call 10/01/27)	37	34,425
4.00%, 02/01/48 (Call 08/01/47)	20	15,528
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	73	69,281
4.40%, 07/01/46 (Call 01/01/46)	25	20,878
5.70%, 10/15/32 (Call 04/15/32)	15	15,448
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	35	31,828
WEC Energy Group Inc., 2.20%, 12/15/28 (Call 10/15/28)	18	15,630
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	35	30,393
		1,286,147
Electronics — 0.5%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	24	19,840
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	24	19,570
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	19	15,632
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	8	7,703
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	5	3,952
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	23	21,541
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	11	9,676
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	20	15,386
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	15	15,180
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	10	7,899
		136,379
Entertainment — 0.8%
Warnermedia Holdings Inc.
3.64%, 03/15/25	50	48,386
4.28%, 03/15/32 (Call 12/15/31)(a)	70	61,092
5.14%, 03/15/52 (Call 09/15/51)	110	85,968
		195,446
Environmental Control — 0.6%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)(a)	31	25,331
3.38%, 11/15/27 (Call 08/15/27)	56	53,264
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	8	6,475

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
2.95%, 01/15/52 (Call 07/15/51)	$15	$9,956
3.20%, 06/01/32 (Call 03/01/32)	19	16,573
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	48	38,162
4.15%, 07/15/49 (Call 01/15/49)	15	13,119
		162,880
Food — 2.6%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	15	10,255
4.15%, 03/15/28 (Call 12/15/27)	18	17,477
4.80%, 03/15/48 (Call 09/15/47)	7	6,297
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	57	48,695
5.40%, 11/01/48 (Call 05/01/48)	15	13,939
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	7	4,866
3.20%, 02/10/27 (Call 11/10/26)	50	47,673
4.00%, 04/17/25 (Call 02/17/25)	37	36,296
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	19	15,314
4.38%, 03/15/45	15	12,863
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	23	21,733
4.50%, 04/01/46	7	6,186
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	80	67,360
5.00%, 07/15/35 (Call 01/15/35)	15	14,790
6.50%, 02/09/40	18	19,183
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	25	20,746
3.95%, 01/15/50 (Call 07/15/49)(a)	19	15,067
4.45%, 02/01/47 (Call 08/01/46)	23	19,737
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	41	36,675
1.85%, 02/15/31 (Call 11/15/30)	11	8,782
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	26	24,393
2.63%, 09/04/50 (Call 03/04/50)	20	12,806
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	15	10,133
3.30%, 07/15/26 (Call 04/15/26)	30	28,693
5.95%, 04/01/30 (Call 01/01/30)	15	15,796
6.60%, 04/01/50 (Call 10/01/49)	25	27,858
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	30	29,538
4.35%, 03/01/29 (Call 12/01/28)(a)	35	33,462
5.10%, 09/28/48 (Call 03/28/48)	30	27,138
		653,751
Forest Products & Paper — 0.1%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)	30	25,070

Gas — 0.3%
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	10	8,001
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	40	36,385
4.38%, 05/15/47 (Call 11/15/46)	40	33,583
		77,969
Security	Par (000)	Value

Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(c)	$25	$24,722
6.40%, 04/15/33 (Call 01/15/33)(c)	10	9,898
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 06/12/23)	30	28,529
4.85%, 11/15/48 (Call 05/15/48)	15	12,445
		75,594
Health Care - Products — 1.4%
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	46	40,941
2.54%, 02/01/32 (Call 11/01/31)(a)	25	20,221
3.13%, 12/01/51 (Call 06/01/51)(a)	15	9,573
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(a)	10	9,435
2.65%, 06/01/30 (Call 03/01/30)	7	6,118
4.70%, 03/01/49 (Call 09/01/48)	15	13,769
GE Healthcare Holding LLC, 5.65%, 11/15/27 (Call 10/15/27)(c)	100	101,877
Koninklijke Philips NV
5.00%, 03/15/42	10	9,253
6.88%, 03/11/38	10	11,314
Revvity Inc., 1.90%, 09/15/28 (Call 07/15/28)	22	18,730
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	11	8,862
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	15	13,876
3.50%, 03/15/26 (Call 12/15/25)	55	53,185
4.63%, 03/15/46 (Call 09/15/45)	20	18,053
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	8	6,688
		341,895
Health Care - Services — 3.7%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	36	35,095
3.88%, 08/15/47 (Call 02/15/47)	10	7,672
4.13%, 11/15/42 (Call 05/15/42)	15	12,373
6.63%, 06/15/36	14	15,344
Centene Corp.
2.63%, 08/01/31 (Call 05/01/31)	60	48,141
4.63%, 12/15/29 (Call 12/15/24)	80	74,173
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	75	68,494
2.38%, 01/15/25 (Call 12/15/24)	36	34,397
2.55%, 03/15/31 (Call 12/15/30)	42	35,606
3.60%, 03/15/51 (Call 09/15/50)	100	75,328
4.38%, 12/01/47 (Call 06/01/47)	25	21,522
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(c)	75	69,707
3.50%, 09/01/30 (Call 03/01/30)	60	53,092
3.50%, 07/15/51 (Call 01/15/51)	49	32,851
4.13%, 06/15/29 (Call 03/15/29)	45	41,793
5.25%, 06/15/49 (Call 12/15/48)	30	26,458
5.38%, 02/01/25	65	64,563
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	45	41,698
3.85%, 10/01/24 (Call 07/01/24)	37	36,315
3.95%, 08/15/49 (Call 02/15/49)	30	23,808
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	61	54,737
4.70%, 02/01/45 (Call 08/01/44)	15	13,123
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	26	25,325

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)	$15	$12,153
2.65%, 01/15/32 (Call 10/15/31)	5	3,945
		927,713
Holding Companies - Diversified — 0.8%
Ares Capital Corp., 2.15%, 07/15/26 (Call 06/15/26)	70	60,806
Blackstone Private Credit Fund
3.25%, 03/15/27 (Call 02/15/27)	45	38,765
4.70%, 03/24/25	37	35,566
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	18	14,712
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	20	16,267
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	43	38,017
		204,133
Home Builders — 0.1%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	18	17,642

Home Furnishings — 0.0%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)(a)	15	12,136

Household Products & Wares — 0.2%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	15	11,804
Church & Dwight Co. Inc., 5.00%, 06/15/52 (Call 12/15/51)	10	9,639
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	23	18,923
		40,366
Insurance — 2.6%
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	55	52,135
3.90%, 04/01/26 (Call 01/01/26)	50	48,458
4.38%, 06/30/50 (Call 12/30/49)	25	20,660
4.80%, 07/10/45 (Call 01/10/45)	15	13,164
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	37	32,220
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52 (Call 08/28/51)	18	13,902
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)(a)	70	67,850
4.75%, 05/15/45 (Call 11/15/44)	16	14,291
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	20	14,550
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	8	6,611
6.15%, 04/03/30 (Call 01/03/30)(a)	10	10,032
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	15	10,905
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	10	8,055
4.95%, 03/17/52 (Call 09/17/51)	10	8,434
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	45	42,239
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	36	33,689
3.85%, 04/05/29 (Call 02/05/29)(a)	20	18,050
4.40%, 04/05/52 (Call 10/05/51)	15	11,386
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	15	11,793
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	26	24,670
5.00%, 04/20/48 (Call 10/20/47)	15	12,596
5.59%, 01/11/33 (Call 10/11/32)	10	9,793
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	20	12,792
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	25	21,113
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)(a)	15	12,969
Security	Par (000)	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	$18	$15,640
2.90%, 09/15/51 (Call 03/15/51)	5	3,198
3.60%, 08/19/49 (Call 02/19/49)	10	7,450
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	10	6,541
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	22	18,123
7.00%, 06/15/40	7	7,145
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	20	13,568
5.00%, 04/05/46	10	8,792
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	10	7,030
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	7	5,007
4.50%, 09/15/28 (Call 06/15/28)	22	20,968
		645,819
Internet — 0.6%
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	39	37,141
3.65%, 05/10/51 (Call 11/10/50)	10	7,168
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	10	8,640
5.00%, 02/15/26 (Call 11/15/25)	20	19,885
Netflix Inc., 5.88%, 11/15/28	60	62,226
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	32	26,687
		161,747
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29(a)	43	40,933
7.00%, 10/15/39	5	5,159
		46,092
Lodging — 0.4%
Marriott International Inc./MD
5.00%, 10/15/27 (Call 09/15/27)	83	83,170
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	23	23,158
		106,328
Machinery — 0.4%
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)	15	13,749
3.95%, 05/23/25	31	30,191
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	10	8,000
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	15	12,482
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	24	20,761
3.11%, 02/15/40 (Call 08/15/39)	15	11,356
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	18	17,525
		114,064
Manufacturing — 0.7%
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	34	32,298
General Electric Co., 6.75%, 03/15/32	35	39,476
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	36	34,121
3.25%, 06/14/29 (Call 03/14/29)	35	32,055
4.00%, 06/14/49 (Call 12/14/48)	20	16,420
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	25	21,153
		175,523

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	$50	$39,908
3.70%, 04/01/51 (Call 10/01/50)	25	15,315
3.85%, 04/01/61 (Call 10/01/60)	50	29,484
3.90%, 06/01/52 (Call 12/01/51)	40	25,159
3.95%, 06/30/62 (Call 12/30/61)	25	14,885
4.40%, 04/01/33 (Call 01/01/33)(a)	35	30,324
4.91%, 07/23/25 (Call 04/23/25)(a)	125	122,911
5.38%, 05/01/47 (Call 11/01/46)	25	19,944
5.75%, 04/01/48 (Call 10/01/47)	57	47,151
6.48%, 10/23/45 (Call 04/23/45)	50	45,249
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	65	60,152
4.00%, 09/15/55 (Call 03/15/55)	35	22,242
5.20%, 09/20/47 (Call 03/20/47)	35	27,677
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	35	34,107
5.48%, 01/25/39 (Call 07/25/38)	15	13,903
5.58%, 01/25/49 (Call 07/25/48)	22	19,893
Paramount Global
4.38%, 03/15/43	25	17,228
4.75%, 05/15/25 (Call 04/15/25)	67	65,276
4.95%, 01/15/31 (Call 11/15/30)	45	40,316
4.95%, 05/19/50 (Call 11/19/49)(a)	25	18,598
Thomson Reuters Corp., 5.85%, 04/15/40	5	4,995
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	35	29,024
6.55%, 05/01/37	20	19,059
6.75%, 06/15/39	35	33,142
		795,942
Mining — 0.6%
Barrick North America Finance LLC, 5.70%, 05/30/41	25	25,225
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	33	30,956
5.40%, 11/14/34 (Call 05/14/34)	10	9,605
5.45%, 03/15/43 (Call 09/15/42)	20	18,147
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	31	25,469
4.88%, 03/15/42 (Call 09/15/41)(a)	25	23,192
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	15	11,902
		144,496
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28 (Call 10/01/28)	34	29,437

Oil & Gas — 3.0%
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	20	19,031
6.25%, 03/15/38(a)	15	15,363
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	20	13,810
5.25%, 06/15/37 (Call 12/15/36)	5	4,636
6.75%, 11/15/39	25	26,159
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	15	11,275
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	19	17,864
5.00%, 06/15/45 (Call 12/15/44)	10	8,537
5.60%, 07/15/41 (Call 01/15/41)	15	13,899
Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	$55	$49,716
4.25%, 03/15/52 (Call 09/15/51)	15	11,328
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)	28	27,824
Hess Corp.
5.60%, 02/15/41	25	23,504
7.30%, 08/15/31	27	29,688
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	18	17,321
5.20%, 06/01/45 (Call 12/01/44)	10	8,329
6.60%, 10/01/37	10	9,972
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	75	74,038
6.50%, 03/01/41 (Call 09/01/40)	20	20,350
Occidental Petroleum Corp.
6.60%, 03/15/46 (Call 09/15/45)	25	25,565
7.50%, 05/01/31	50	54,315
8.88%, 07/15/30 (Call 01/15/30)	25	28,793
Ovintiv Inc., 6.50%, 08/15/34(a)	15	15,092
Phillips 66, 4.88%, 11/15/44 (Call 05/15/44)	20	18,051
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)	30	26,678
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	112	101,365
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	25	18,087
6.80%, 05/15/38	20	21,214
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)	20	16,519
3.65%, 12/01/51 (Call 06/01/51)	15	10,276
6.63%, 06/15/37	15	16,042
		754,641
Oil & Gas Services — 0.3%
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	20	16,693
4.85%, 11/15/35 (Call 05/15/35)	15	14,192
5.00%, 11/15/45 (Call 05/15/45)	30	26,542
7.45%, 09/15/39	10	11,392
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	10	8,954
3.95%, 12/01/42 (Call 06/01/42)	15	10,794
		88,567
Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	25	20,481
Packaging Corp. of America, 3.05%, 10/01/51 (Call 04/01/51)	10	6,517
Sonoco Products Co., 2.85%, 02/01/32 (Call 11/01/31)	18	15,014
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	10	8,111
3.75%, 03/15/25 (Call 01/15/25)	31	29,976
4.90%, 03/15/29 (Call 12/15/28)(a)	10	9,749
		89,848
Pharmaceuticals — 6.0%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	235	221,376
4.05%, 11/21/39 (Call 05/21/39)	55	47,054
4.25%, 11/21/49 (Call 05/21/49)	85	71,914
4.50%, 05/14/35 (Call 11/14/34)	55	52,019
4.70%, 05/14/45 (Call 11/14/44)	50	44,959
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)	20	17,474

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 12/15/47 (Call 06/15/47)	$15	$12,725
Becton Dickinson & Co., 3.36%, 06/06/24 (Call 04/06/24)	37	36,077
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	34	27,617
3.79%, 05/20/50 (Call 11/20/49)	10	7,781
4.67%, 06/06/47 (Call 12/06/46)	15	13,488
4.69%, 02/13/28 (Call 01/13/28)(a)	36	35,940
Cardinal Health Inc., 4.37%, 06/15/47 (Call 12/15/46)	10	8,049
Cigna Group (The)
3.40%, 03/15/51 (Call 09/15/50)	38	27,149
4.13%, 11/15/25 (Call 09/15/25)	98	95,956
4.38%, 10/15/28 (Call 07/15/28)	98	95,512
4.80%, 07/15/46 (Call 01/16/46)	50	44,711
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	30	24,132
3.88%, 07/20/25 (Call 04/20/25)	65	63,614
4.30%, 03/25/28 (Call 12/25/27)	50	48,720
4.78%, 03/25/38 (Call 09/25/37)	70	64,737
5.00%, 02/20/26 (Call 01/20/26)	36	36,027
5.05%, 03/25/48 (Call 09/25/47)	100	90,390
5.25%, 02/21/33 (Call 11/21/32)	43	43,173
5.63%, 02/21/53 (Call 08/21/52)	39	38,055
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	75	67,582
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	25	18,815
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	25	23,749
Viatris Inc.
2.70%, 06/22/30 (Call 03/22/30)	30	24,088
4.00%, 06/22/50 (Call 12/22/49)	20	12,800
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	37	30,897
4.70%, 02/01/43 (Call 08/01/42)	25	22,865
5.40%, 11/14/25 (Call 10/14/25)	30	30,315
		1,499,760
Pipelines — 7.1%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	15	12,872
5.95%, 06/01/26 (Call 03/01/26)	18	18,324
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	19	15,002
5.13%, 06/30/27 (Call 01/01/27)	30	29,734
5.88%, 03/31/25 (Call 10/02/24)	25	25,020
Cheniere Energy Partners LP, 3.25%, 01/31/32 (Call 01/31/27)(a)	35	28,643
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	25	19,548
4.00%, 11/15/49 (Call 05/15/49)	25	18,863
5.70%, 03/08/33 (Call 12/08/32)	50	50,863
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	53	47,964
4.15%, 09/15/29 (Call 06/15/29)	21	19,607
4.75%, 01/15/26 (Call 10/15/25)	50	49,234
5.00%, 05/15/44 (Call 11/15/43)	37	30,542
5.00%, 05/15/50 (Call 11/15/49)	35	28,638
5.15%, 03/15/45 (Call 09/15/44)	25	20,949
5.50%, 06/01/27 (Call 03/01/27)	11	11,021
6.25%, 04/15/49 (Call 10/15/48)	24	22,878
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	80	70,328
3.95%, 01/31/60 (Call 07/31/59)	19	14,145
4.20%, 01/31/50 (Call 07/31/49)	26	21,057
Security	Par (000)	Value

Pipelines (continued)
4.25%, 02/15/48 (Call 08/15/47)	$27	$22,328
4.45%, 02/15/43 (Call 08/15/42)	41	35,243
4.85%, 03/15/44 (Call 09/15/43)	35	31,508
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	29	25,919
6.95%, 01/15/38	35	37,794
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	36	32,053
3.60%, 02/15/51 (Call 08/15/50)	40	26,783
4.30%, 06/01/25 (Call 03/01/25)	87	85,383
5.20%, 06/01/33 (Call 03/01/33)	25	24,149
5.55%, 06/01/45 (Call 12/01/44)	30	27,172
7.75%, 01/15/32	15	16,994
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	25	17,531
4.25%, 09/15/46 (Call 03/15/46)	15	11,110
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	57	51,941
2.65%, 08/15/30 (Call 05/15/30)	50	41,858
4.50%, 04/15/38 (Call 10/15/37)	35	30,051
5.50%, 02/15/49 (Call 08/15/48)	40	35,608
5.65%, 03/01/53 (Call 09/01/52)	25	22,797
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	24	22,657
5.20%, 07/15/48 (Call 01/15/48)	30	24,961
5.85%, 01/15/26 (Call 12/15/25)	20	20,186
6.10%, 11/15/32 (Call 08/15/32)	35	35,431
6.35%, 01/15/31 (Call 10/15/30)	10	10,289
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	30	26,540
5.15%, 06/01/42 (Call 12/01/41)	11	8,988
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (Call 11/15/29)	45	42,538
5.63%, 03/01/25 (Call 12/01/24)	52	51,975
Spectra Energy Partners LP, 4.50%, 03/15/45 (Call 09/15/44)	25	20,329
Targa Resources Corp.
4.20%, 02/01/33 (Call 12/01/32)	30	26,424
6.13%, 03/15/33 (Call 12/15/32)	10	10,136
6.25%, 07/01/52 (Call 01/01/52)	15	14,172
6.88%, 01/15/29 (Call 01/15/24)	55	55,703
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	37	29,831
4.25%, 05/15/28 (Call 02/15/28)	15	14,383
5.10%, 03/15/49 (Call 09/15/48)(a)	25	22,657
6.20%, 10/15/37	20	20,664
7.63%, 01/15/39	26	29,593
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	24	25,411
Western Midstream Operating LP
4.30%, 02/01/30 (Call 11/01/29)	25	22,383
5.50%, 02/01/50 (Call 08/01/49)	25	20,067
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	50	41,331
3.50%, 10/15/51 (Call 04/15/51)	20	13,595
5.10%, 09/15/45 (Call 03/15/45)	25	22,112
6.30%, 04/15/40	25	25,872
		1,789,682
Real Estate — 0.0%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	15	12,144

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 4.1%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	$53	$40,229
4.00%, 02/01/50 (Call 08/01/49)	10	7,321
5.15%, 04/15/53 (Call 10/15/52)	15	13,183
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	30	19,139
3.38%, 10/15/26 (Call 07/15/26)	72	67,817
3.80%, 08/15/29 (Call 05/15/29)	100	92,085
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	20	17,566
2.90%, 03/15/30 (Call 12/15/29)	40	31,804
3.25%, 01/30/31 (Call 10/30/30)	25	19,983
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	20	15,603
4.13%, 06/15/26 (Call 03/15/26)	26	24,504
Crown Castle Inc., 2.90%, 04/01/41 (Call 10/01/40)	29	20,082
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	140	131,705
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	40	36,543
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	31	27,731
2.15%, 07/15/30 (Call 04/15/30)	55	44,615
2.95%, 09/15/51 (Call 03/15/51)	17	10,594
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)(a)	15	12,093
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	10	7,871
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	10	9,534
5.75%, 06/01/28 (Call 03/03/28)	21	20,331
Healthcare Realty Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	49	45,568
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	30	25,444
3.00%, 01/15/30 (Call 10/15/29)	22	19,185
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	15	12,751
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	31	26,092
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	30	24,824
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	25	18,467
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)(a)	34	32,268
VICI Properties LP
4.38%, 05/15/25	56	53,931
4.75%, 02/15/28 (Call 01/15/28)	40	38,060
5.63%, 05/15/52 (Call 11/15/51)	7	6,118
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	20	16,694
2.80%, 06/01/31 (Call 03/01/31)	20	16,489
4.95%, 09/01/48 (Call 03/01/48)	11	9,749
Weyerhaeuser Co., 7.38%, 03/15/32	15	16,831
		1,032,804
Retail — 3.0%
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)(a)	10	8,420
AutoZone Inc., 4.75%, 08/01/32 (Call 05/01/32)	18	17,530
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	19	15,278
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	5	3,341
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	22	19,945
4.13%, 04/03/50 (Call 10/03/49)	15	11,833
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	46	44,919
Security	Par (000)	Value

Retail (continued)
4.20%, 05/15/28 (Call 02/15/28)	$15	$14,416
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	15	12,395
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	46	36,862
2.50%, 04/15/26 (Call 01/15/26)	65	61,193
3.70%, 04/15/46 (Call 10/15/45)	40	29,998
4.25%, 04/01/52 (Call 10/01/51)	35	28,003
5.00%, 04/15/33 (Call 01/15/33)(a)	25	24,778
5.80%, 09/15/62 (Call 03/15/62)(a)	20	19,294
5.85%, 04/01/63 (Call 10/01/62)	25	24,279
McDonald’s Corp.
3.30%, 07/01/25 (Call 06/15/25)	36	34,871
3.60%, 07/01/30 (Call 04/01/30)	55	51,427
3.63%, 09/01/49 (Call 03/01/49)	35	26,860
3.70%, 01/30/26 (Call 10/30/25)	25	24,372
4.88%, 12/09/45 (Call 06/09/45)	27	25,285
6.30%, 03/01/38	15	16,605
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	45	42,722
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	30	25,829
3.00%, 02/14/32 (Call 11/14/31)	5	4,376
3.50%, 11/15/50 (Call 05/15/50)	31	23,118
4.45%, 08/15/49 (Call 02/15/49)	21	18,291
4.75%, 02/15/26 (Call 01/15/26)	68	67,953
Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (Call 05/18/44)	15	12,504
		746,697
Semiconductors — 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	40	38,450
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	100	80,866
3.14%, 11/15/35 (Call 08/15/35)(c)	45	34,370
3.42%, 04/15/33 (Call 01/15/33)(c)	100	83,124
3.50%, 02/15/41 (Call 08/15/40)(c)	45	33,187
4.00%, 04/15/29 (Call 02/15/29)(c)	45	41,765
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	10	8,378
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/23)	31	30,197
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	15	9,584
4.66%, 02/15/30 (Call 11/15/29)	59	55,638
6.75%, 11/01/29 (Call 09/01/29)	26	27,152
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 05/11/41 (Call 11/11/40)	10	7,121
3.25%, 11/30/51 (Call 05/30/51)	15	9,737
3.88%, 06/18/26 (Call 04/18/26)	21	20,152
4.30%, 06/18/29 (Call 03/18/29)	26	24,426
5.00%, 01/15/33 (Call 10/15/32)	20	19,262
Qorvo Inc., 1.75%, 12/15/24 (Call 06/12/23)(c)	25	23,327
		546,736
Software — 4.4%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	20	12,623
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	26	21,388
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	24	19,653
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	15	10,016
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	62	55,519
3.10%, 03/01/41 (Call 09/01/40)	10	6,857
5.10%, 07/15/32 (Call 04/15/32)(a)	10	9,765

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	$49	$46,262
3.50%, 07/01/29 (Call 04/01/29)	60	54,892
4.40%, 07/01/49 (Call 01/01/49)	25	20,598
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	41	37,441
2.50%, 04/01/25 (Call 03/01/25)	79	75,340
2.88%, 03/25/31 (Call 12/25/30)	150	127,593
3.60%, 04/01/40 (Call 10/01/39)	100	75,632
3.65%, 03/25/41 (Call 09/25/40)	75	56,548
3.85%, 04/01/60 (Call 10/01/59)	100	67,343
3.95%, 03/25/51 (Call 09/25/50)	55	40,351
4.10%, 03/25/61 (Call 09/25/60)	35	24,840
4.30%, 07/08/34 (Call 01/08/34)	20	18,024
4.50%, 05/06/28 (Call 04/06/28)(a)	65	63,526
6.50%, 04/15/38	50	53,425
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	56	51,032
1.40%, 09/15/27 (Call 07/15/27)	31	26,803
1.75%, 02/15/31 (Call 11/15/30)	8	6,332
Take-Two Interactive Software Inc., 3.55%, 04/14/25	18	17,426
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	85	80,837
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	17	16,239
		1,096,305
Telecommunications — 9.6%
AT&T Inc.
1.70%, 03/25/26 (Call 06/12/23)	30	27,426
2.30%, 06/01/27 (Call 04/01/27)	90	81,472
2.75%, 06/01/31 (Call 03/01/31)	120	101,379
3.50%, 06/01/41 (Call 12/01/40)	25	19,062
3.50%, 09/15/53 (Call 03/15/53)	164	113,829
3.65%, 06/01/51 (Call 12/01/50)	25	18,134
3.65%, 09/15/59 (Call 03/15/59)	135	92,400
3.80%, 12/01/57 (Call 06/01/57)	75	53,311
4.50%, 05/15/35 (Call 11/15/34)	65	59,885
4.50%, 03/09/48 (Call 09/09/47)	25	20,926
Bell Telephone Co. of Canada or Bell Canada (The)
4.46%, 04/01/48 (Call 10/01/47)	30	25,590
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	15	11,193
British Telecommunications PLC, 9.63%, 12/15/30	40	49,550
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	25	19,967
5.45%, 11/15/79 (Call 05/15/79)	7	6,184
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	42	50,564
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	10	8,231
4.60%, 02/23/28 (Call 11/23/27)	12	11,814
5.60%, 06/01/32 (Call 03/01/32)	11	11,016
Orange SA
5.38%, 01/13/42	15	14,891
9.00%, 03/01/31	35	43,509
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)(c)	61	56,783
3.63%, 12/15/25 (Call 09/15/25)	30	28,600
3.70%, 11/15/49 (Call 05/15/49)	55	38,318
5.00%, 03/15/44 (Call 09/15/43)	25	22,101
Sprint Capital Corp., 6.88%, 11/15/28	75	80,119
Telefonica Europe BV, 8.25%, 09/15/30	50	58,389
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	20	17,024
Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	$57	$51,762
2.55%, 02/15/31 (Call 11/15/30)	80	66,955
3.00%, 02/15/41 (Call 08/15/40)	50	36,117
3.30%, 02/15/51 (Call 08/15/50)	50	34,485
3.60%, 11/15/60 (Call 05/15/60)	35	24,092
3.75%, 04/15/27 (Call 02/15/27)	80	75,934
3.88%, 04/15/30 (Call 01/15/30)	130	120,595
4.50%, 04/15/50 (Call 10/15/49)	60	51,101
5.65%, 01/15/53 (Call 07/15/52)	10	9,977
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	148	135,249
1.68%, 10/30/30 (Call 07/30/30)	75	59,553
2.55%, 03/21/31 (Call 12/21/30)	150	125,626
2.99%, 10/30/56 (Call 04/30/56)	75	46,317
3.40%, 03/22/41 (Call 09/22/40)	65	49,538
3.55%, 03/22/51 (Call 09/22/50)	110	79,639
3.70%, 03/22/61 (Call 09/22/60)	45	32,028
4.27%, 01/15/36	45	40,474
4.33%, 09/21/28	101	98,234
4.86%, 08/21/46(a)	50	45,631
Vodafone Group PLC
5.25%, 05/30/48(a)	35	32,382
5.75%, 02/10/63 (Call 08/10/62)	33	31,339
6.15%, 02/27/37	15	15,653
		2,404,348
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	35	32,842

Transportation — 1.6%
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	40	33,842
3.10%, 12/02/51 (Call 06/02/51)(a)	30	20,723
3.50%, 05/01/50 (Call 11/01/49)	15	11,262
6.13%, 09/15/2115 (Call 03/15/2115)	15	15,170
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)(a)	30	18,659
4.25%, 03/15/29 (Call 12/15/28)	85	82,780
4.25%, 11/01/66 (Call 05/01/66)	25	20,194
4.30%, 03/01/48 (Call 09/01/47)	25	21,399
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	60	54,274
3.25%, 05/15/41 (Call 11/15/40)	25	18,424
4.75%, 11/15/45 (Call 05/15/45)	25	21,827
5.25%, 05/15/50 (Call 11/15/49)	25	23,545
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	60	40,059
3.16%, 05/15/55 (Call 11/15/54)	25	16,482
		398,640
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	10	6,136
4.00%, 06/30/30 (Call 03/30/30)	25	22,958
		29,094

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water — 0.1%
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	$10	$6,900
5.30%, 05/01/52 (Call 11/01/51)	10	9,385
		16,285
Total Long-Term Investments — 94.4%
(Cost: $26,972,972)		23,715,108

Short-Term Securities

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	1,299	1,298,995
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(e)(f)	1,220	1,220,000

Total Short-Term Securities — 10.0%
(Cost: $2,518,578)		2,518,995

Total Investments — 104.4%
(Cost: $29,491,550)		26,234,103

Liabilities in Excess of Other Assets — (4.4)%		(1,102,056)

Net Assets — 100.0%		$25,132,047

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,369,056	$—		$(69,468	)(a)	$227	$(820)	$1,298,995	1,299	$1,921	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	690,000	530,000	(a)	—		—	—	1,220,000	1,220	12,612		—
						$227	$(820)	$2,518,995		$14,533		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$23,715,108	$—	$23,715,108
Short-Term Securities
Money Market Funds	2,518,995	—	—	2,518,995
	$2,518,995	$23,715,108	$—	$26,234,103

Portfolio Abbreviation

CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate